Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 32.7%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QE0622, 2.00%, 04/01/2052	$735,136	$593,316
Pool QF0492, 5.50%, 09/01/2052	710,720	715,224
Pool RA7927, 4.50%, 09/01/2052	1,170,094	1,121,685
Pool RC2401, 2.00%, 01/01/2037	932,597	850,387
Pool SB0531, 2.50%, 06/01/2036	892,274	832,241
Pool SB1179, 5.50%, 05/01/2039	598,484	610,892
Pool SD0913, 2.50%, 02/01/2052	1,340,465	1,126,066
Pool SD3234, 2.50%, 12/01/2051	1,490,922	1,250,032
Pool SD3475, 5.50%, 08/01/2053	1,144,025	1,153,939
Pool SD3477, 6.50%, 08/01/2053	476,844	498,313
Pool SD4697, 6.00%, 02/01/2054	1,601,618	1,643,833
Pool SD5573, 3.00%, 08/01/2052	1,261,211	1,106,308
Series 4634, Class MA, 4.50%, 11/15/2054	713,248	708,225
Series 5145, Class AB, 1.50%, 09/25/2049	385,207	304,332
Federal National Mortgage Association
Pool 628837, 6.50%, 03/01/2032	6,848	7,062
Pool 663238, 5.50%, 09/01/2032	8,566	8,751
Pool 741373, 6.78% (1 yr. CMT Rate + 2.28%), 12/01/2033	5,201	5,323
Pool 744805, 6.64% (RFUCCT6M + 1.52%), 11/01/2033	1,554	1,561
Pool 764342, 6.27% (RFUCCT6M + 1.52%), 02/01/2034	17,543	17,750
Pool BQ3248, 2.00%, 11/01/2050	1,329,001	1,065,869
Pool BQ6307, 2.00%, 11/01/2050	1,228,100	984,940
Pool BR5634, 2.00%, 03/01/2051	741,075	596,821
Pool BW0025, 4.00%, 07/01/2052	616,113	577,842
Pool CB2548, 2.50%, 01/01/2052	1,211,125	1,015,224
Pool FM6555, 2.00%, 04/01/2051	935,422	755,240
Pool FM9973, 3.00%, 08/01/2051	1,236,885	1,084,041
Pool FS0031, 2.50%, 10/01/2051	1,198,158	1,000,529
Pool FS0348, 2.00%, 01/01/2052	1,348,059	1,085,144
Pool FS3239, 3.50%, 08/01/2050	1,201,390	1,095,928
Pool FS3607, 2.50%, 02/01/2037	874,820	811,816
Pool FS4862, 2.50%, 10/01/2051	1,400,239	1,175,108
Pool FS7086, 5.50%, 09/01/2053	1,819,025	1,824,152
Pool FS7276, 5.00%, 09/01/2053	1,668,505	1,642,022
Pool FS7744, 6.50%, 04/01/2054	550,469	577,942
Pool FS8384, 3.50%, 02/01/2051	1,828,421	1,678,246
Pool FS8791, 6.00%, 08/01/2054	1,424,247	1,453,892
Pool FS9366, 2.50%, 04/01/2052	456,081	382,130
Pool MA2998, 3.50%, 04/01/2032	239,751	233,941
Pool MA4208, 2.00%, 12/01/2050	685,121	549,901
Pool MA4492, 2.00%, 12/01/2051	1,057,854	844,022
Pool MB0291, 5.00%, 12/01/2054	1,373,383	1,346,873
Ginnie Mae I, Pool 781186, 9.00%, 06/15/2030	5,866	5,901
Ginnie Mae II Pool
Pool MA6598, 2.50%, 04/20/2050	650,510	557,033
Pool MA6994, 2.00%, 11/20/2050	674,663	552,407
Pool MA7706, 3.00%, 11/20/2051	2,495,099	2,215,089
Pool MA8487, 3.50%, 12/20/2052	936,376	858,941
Pool MA8876, 4.00%, 05/20/2053	1,776,094	1,666,339
Pool MA9777, 4.50%, 07/20/2054	920,279	883,525
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $42,178,669)		41,076,098

U.S. TREASURY SECURITIES - 30.2%	Par	Value
United States Treasury Note
2.75%, 05/15/2025	1,500,000	1,497,292
2.25%, 03/31/2026	2,000,000	1,965,066
3.75%, 08/31/2026	4,600,000	4,586,524
3.75%, 08/15/2027	7,600,000	7,575,805
2.88%, 05/15/2028	5,395,000	5,234,098
3.25%, 06/30/2029	3,180,000	3,095,904
0.88%, 11/15/2030	5,230,000	4,414,753
1.88%, 02/15/2032	7,000,000	6,079,609
4.38%, 05/15/2034	1,850,000	1,875,401
4.63%, 02/15/2035	1,500,000	1,549,805
TOTAL U.S. TREASURY SECURITIES (Cost $38,841,868)		37,874,257

CORPORATE BONDS - 27.9%	Par	Value
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,445,000	1,280,837
American Tower Corp., 3.60%, 01/15/2028	646,000	629,213
Analog Devices, Inc., 1.70%, 10/01/2028	1,375,000	1,257,624
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	1,315,000	1,243,981
Broadcom, Inc., 4.55%, 02/15/2032	1,265,000	1,234,857
Citigroup, Inc., 3.20%, 10/21/2026	1,284,000	1,259,085
Comcast Corp., 3.40%, 04/01/2030	659,000	623,759
Dollar Tree, Inc., 4.20%, 05/15/2028	1,281,000	1,257,913
Eastman Chemical Co., 5.75%, 03/08/2033	1,205,000	1,245,083
Ferguson Finance PLC, 4.65%, 04/20/2032 (a)	1,280,000	1,236,904
Goldman Sachs Group, Inc., 5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030	1,235,000	1,245,507
Hasbro, Inc., 3.55%, 11/19/2026	1,285,000	1,261,870
HSBC Holdings PLC, 5.94% (3 mo. Term SOFR + 1.64%), 09/12/2026	1,250,000	1,257,635
JB Hunt Transport Services, Inc., 3.88%, 03/01/2026	1,254,000	1,245,676
Keysight Technologies, Inc., 4.60%, 04/06/2027	1,251,000	1,249,439
LKQ Corp., 5.75%, 06/15/2028	1,210,000	1,237,400
Morgan Stanley, 3.13%, 07/27/2026	1,285,000	1,263,090
MSCI, Inc., 3.63%, 09/01/2030 (a)	675,000	624,988
Oracle Corp., 2.80%, 04/01/2027	1,300,000	1,259,209
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	1,102,000	1,218,820
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	1,460,000	1,245,557
Revvity, Inc., 1.90%, 09/15/2028	694,000	633,558
Roper Technologies, Inc., 4.50%, 10/15/2029	1,255,000	1,247,800
Societe Generale SA, 5.50% (SOFR + 1.10%), 02/19/2027 (a)	610,000	611,270
Stryker Corp., 1.95%, 06/15/2030	1,415,000	1,241,524
Sysco Corp., 5.95%, 04/01/2030	589,000	617,703
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	1,215,000	1,239,850
VeriSign, Inc., 5.25%, 06/01/2032	1,240,000	1,251,442
Waste Connections, Inc., 5.00%, 03/01/2034	1,845,000	1,839,681
Wells Fargo & Co., 3.00%, 10/23/2026	1,289,000	1,260,863
Yara International ASA, 7.38%, 11/14/2032 (a)	555,000	611,860
TOTAL CORPORATE BONDS (Cost $35,417,371)		34,933,998

ASSET-BACKED SECURITIES - 3.7%	Par	Value
American Homes 4 Rent, Series 2015-SFR2, Class C, 4.69%, 10/17/2052 (a)	510,000	508,402
CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, 02/16/2027	900,000	895,863
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	155,753	156,364
CNH Equipment Trust
Series 2023-B, Class A2, 5.90%, 02/16/2027	334,789	335,445
Series 2024-B, Class A2A, 5.42%, 10/15/2027	356,849	358,214
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	20,819	20,756
Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	905,000	907,034
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030	730,000	741,662
John Deere Owner Trust, Series 2023-C, Class A2, 5.76%, 08/17/2026	209,177	209,387
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (a)	15,517	15,460
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	500,000	504,370
TOTAL ASSET-BACKED SECURITIES (Cost $4,659,215)		4,652,957

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%	Par	Value
Federal Home Loan Mortgage Corp.
Pool WA3311, 2.21%, 04/01/2038	1,625,478	1,227,094
Series Q006, Class APT2, 2.76%, 09/25/2026 (b)	83,691	82,225
Series Q007, Class APT1, 6.97%, 10/25/2047 (b)	49,489	49,468
Series Q010, Class APT1, 6.94%, 04/25/2046 (b)	42,050	42,414
Federal National Mortgage Association
Pool BL1160, 3.64%, 01/01/2026	750,000	743,444
Series 2016-M10, Class AV1, 2.35%, 11/25/2045	100,891	99,733
FREMF Mortgage Trust, Series 2020-KF74, Class B, 6.62% (30 day avg SOFR US + 2.26%), 01/25/2027 (a)	148,475	144,628
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,682,198)		2,389,006

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.5%	Par	Value
JP Morgan Mortgage Trust, Series 2020-LTV2, Class A15, 3.00%, 11/25/2050 (a)(b)	696,819	633,522
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $659,801)		633,522

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%	Par	Value
BX Trust, Series 2025-VLT6, Class A, 5.76% (1 mo. Term SOFR + 1.44%), 03/15/2042 (a)	605,000	602,992
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $603,488)		602,992

SHORT-TERM INVESTMENTS - 2.8%	Shares	Value
Money Market Funds - 2.8%
First American Government Obligations Fund - Class Z, 4.23% (c)	3,513,850	3,513,850
TOTAL SHORT-TERM INVESTMENTS (Cost $3,513,850)		3,513,850

TOTAL INVESTMENTS - 100.2% (Cost $128,556,460)		125,676,680
Liabilities in Excess of Other Assets - (0.2)%		(294,866)
TOTAL NET ASSETS - 100.0%		$125,381,814
		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
PLC - Public Limited Company
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Brown Advisory Intermediate Income Fund
Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)
Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	10	06/18/2025	$1,132,389	$1,141,250	$8,861
U.S. Treasury 2 Year Notes	18	06/30/2025	3,716,115	3,729,094	12,979
U.S. Treasury 5 Year Notes	97	06/30/2025	10,392,650	10,491,156	98,506
					$120,346

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(10)	06/18/2025	$(1,098,415)	$(1,112,187)	$(13,772)
U.S. Treasury Long Bonds	(12)	06/18/2025	(1,392,514)	(1,407,375)	(14,861)
U.S. Treasury Ultra Bonds	(5)	06/18/2025	(606,668)	(611,250)	(4,582)
					$(33,215)
Total Unrealized Appreciation (Depreciation)					$87,131

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Intermediate Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Agency Residential Mortgage-Backed Securities	$–	$41,076,098	$–	$41,076,098
U.S. Treasury Securities	–	37,874,257	–	37,874,257
Corporate Bonds	–	34,933,998	–	34,933,998
Asset-Backed Securities	–	4,652,957	–	4,652,957
Agency Commercial Mortgage-Backed Securities	–	2,389,006	–	2,389,006
Non-Agency Residential Mortgage-Backed Securities	–	633,522	–	633,522
Non-Agency Commercial Mortgage-Backed Securities	–	602,992	–	602,992
Money Market Funds	3,513,850	–	–	3,513,850
Total Investments	$3,513,850	$122,162,830	$–	$125,676,680

Brown Advisory Intermediate Income Fund
Investments in Affiliates
March 31, 2025 (Unaudited)

See the table below for details of the Brown Advisory Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended as of the date of this report:

Beginning Market Value 06/30/2024	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 03/31/2025	Dividend Income	Capital Gain Distributions	Shares Owned at 03/31/2025
$15,322,826	$-	$(15,625,531)	$(1,931,982)	$2,234,687	$-	$24,811	$-	$-